INVESTMENT IN ASSOCIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2021
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Percentage participation using the equity method of accounting
As of December 31, 2021, 2020 and 2019, the Company had the following participation in investments that are recorded using the equity method:

	2021	2020	2019
River Box Holding Inc.	49.90%	49.90%	†
SFL Deepwater Ltd	*	*	100.00%
SFL Hercules Ltd	*	100.00%	100.00%
SFL Linus Ltd	*	*	100.00%

† River Box was a previously wholly owned subsidiary of the Company. River Box holds investments in direct financing leases, through its subsidiaries, related to the 19,200 and 19,400 TEU containerships MSC Anna, MSC Viviana, MSC Erica and MSC Reef. On December 31, 2020, the Company sold 50.1% of the shares of River Box to a subsidiary of Hemen, a related party. A gain of $1.9 million was recognized in the Statement of Operations for the year ended December 31, 2020 in relation to the disposal. (See Note 9: Gain on Sale of Subsidiaries). The Company has accounted for the remaining 49.9% ownership in River Box using the equity method.
* SFL Hercules Ltd ("SFL Hercules") and SFL Linus Ltd ("SFL Linus") each own the drilling units West Hercules and West Linus respectively. These units are leased to subsidiaries of Seadrill, a related party. SFL Deepwater Ltd ("SFL Deepwater") owned the drilling unit West Taurus, which was also on charter to a subsidiary of Seadrill until the first quarter of 2021. Because the main assets of SFL Deepwater, SFL Hercules and SFL Linus were the subject of leases which each include both fixed price call options and a fixed price purchase obligation or put option, they were previously determined to be variable interest entities in which the Company was not the primary beneficiary.
Summarized financial statement information of equity method investees
Summarized balance sheet information of the Company's equity method investees is as follows:

	As of December 31, 2021
(in thousands of $)	TOTAL	River Box
Share presented		49.90%
Current assets	13,987	13,987
Non-current assets	247,361	247,361
Total assets	261,348	261,348
Current liabilities	13,242	13,242
Non-current liabilities (1)	231,471	231,471
Total liabilities	244,713	244,713
Total stockholders' equity (2)	16,635	16,635

	As of December 31, 2020
(in thousands of $)	TOTAL	River Box	SFL Hercules
Share presented		49.90%	100.00%
Current assets	34,763	12,475	22,288
Non-current assets	513,918	258,865	255,053
Total assets	548,681	271,340	277,341
Current liabilities	199,255	12,569	186,686
Non-current liabilities (1)	322,129	243,219	78,910
Total liabilities	521,384	255,788	265,596
Total stockholders' equity (2)	27,297	15,552	11,745

(1)River Box non-current liabilities as of December 31, 2021, include $45.0 million due to SFL. (See Note 25: Related Party Transactions). As of December 31, 2020 River Box and SFL Hercules non-current liabilities include $45.0 million and $78.9 million respectively. (See Note 25: Related Party Transactions).
(2)In the year ended December 31, 2021, River Box paid a dividend of $2.2 million to the Company, whilst SFL Hercules did not pay any dividends. In 2020 and 2019, the Company did not receive any dividends from its associates.

Summarized statement of operations information of the Company's equity method investees is shown below.

	Year ended December 31, 2021
(in thousands of $)	TOTAL	River Box	SFL Hercules
Operating revenues	33,868	20,115	13,753
Net operating revenues	26,652	20,094	6,558
Net income (3)	4,194	3,267	927

	Year ended December 31, 2020
(in thousands of $)	TOTAL	River Box	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	45,573	—	11,835	15,072	18,666
Net operating revenues	45,532	—	11,892	15,050	18,590
Net income (3)	4,286	—	(6,002)	3,827	6,461

	Year ended December 31, 2019
(in thousands of $)	TOTAL	River Box	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	64,142	—	18,966	18,378	26,798
Net operating revenues	64,142	—	18,966	18,378	26,798
Net income (3)	17,054	—	4,346	3,622	9,086

(3)The net income of River Box and SFL Hercules for the year ended December 31, 2021, includes interest payable to SFL amounting to $4.6 million and $2.4 million respectively. The net income of River Box, SFL Deepwater, SFL Hercules and SFL Linus for 2020 includes interest payable to SFL amounting to $0.0 million, $3.8 million (2019: $5.1 million), $3.6 million (2019: $3.6 million), and $4.5 million (2019: $5.4 million), respectively. (See Note 25: Related Party Transactions).

Movement in allowance for expected credit losses
Movements in the year ended December 31, 2021, in the allowance for expected credit losses can be summarized as follows:

	As of December 31, 2021
(in thousands of $)	TOTAL	River Box	SFL Hercules
Share presented		49.90%
Balance as of December 31, 2020	3,421	786	2,635
Reclassification to owned vessels within the associate	(1,896)	—	(1,896)
Transferred from associates	(569)	—	(569)
Allowance recorded in net income of associated company	(560)	(390)	(170)
Balance as of December 31, 2021	396	396	—